Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,286,248
Previously Paid Amount
Total Fee Amount	1,144.34
Total Offset Amount
Net Fee	$ 1,144.34